Shareholder Report, Average Annual Return (Details)	5 Months Ended	9 Months Ended	12 Months Ended	19 Months Ended	51 Months Ended		52 Months Ended	60 Months Ended	66 Months Ended	69 Months Ended	70 Months Ended		111 Months Ended	116 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000159198
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Alternative Investment Fund
C000129685
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Alternative Investment Fund
C000213661
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Common Ground Fund
C000213660
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Common Ground Fund
C000253434
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Eckhardt Managed Futures Strategy Fund
C000253435
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Eckhardt Managed Futures Strategy Fund
C000213662
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Evolution Plus Fund
C000245743
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Global Fund
C000226634
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Government Income Tactical Fund
C000159195
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Managed Income Fund
C000129682
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Managed Income Fund
C000159197
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Market Leaders Fund
C000129684
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Market Leaders Fund
C000213664
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Pattern Recognition Fund
C000226637
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Rising Dividend Tactical Fund
C000161884
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified STF Fund
C000161885
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified STF Fund
C000213666
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Tactical Fixed Income Fund
C000225736
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Quantified Tactical Sectors Fund
Without Sales Load [Member] | C000159198
Average Annual Return [Line Items]
Average Annual Return, Percent			0.77%					5.22%					2.64%
Without Sales Load [Member] | C000129685
Average Annual Return [Line Items]
Average Annual Return, Percent			1.48%					5.83%							2.48%
Without Sales Load [Member] | C000213661
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.21%)
Without Sales Load [Member] | C000213660
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.79%)					11.71%	9.28%
Without Sales Load [Member] | C000253434
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.76%)
Without Sales Load [Member] | C000253435
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.82%)
Without Sales Load [Member] | C000213662
Average Annual Return [Line Items]
Average Annual Return, Percent			0.47%					0.76%		(1.34%)
Without Sales Load [Member] | C000245743
Average Annual Return [Line Items]
Average Annual Return, Percent			14.62%	14.27%
Without Sales Load [Member] | C000226634
Average Annual Return [Line Items]
Average Annual Return, Percent			4.46%			(5.80%)
Without Sales Load [Member] | C000159195
Average Annual Return [Line Items]
Average Annual Return, Percent			5.40%					(0.40%)					0.31%
Without Sales Load [Member] | C000129682
Average Annual Return [Line Items]
Average Annual Return, Percent			6.16%					0.23%							0.94%
Without Sales Load [Member] | C000159197
Average Annual Return [Line Items]
Average Annual Return, Percent			(7.43%)					5.58%					7.79%
Without Sales Load [Member] | C000129684
Average Annual Return [Line Items]
Average Annual Return, Percent			(6.91%)					6.18%							6.97%
Without Sales Load [Member] | C000213664
Average Annual Return [Line Items]
Average Annual Return, Percent			12.55%					9.65%				9.81%
Without Sales Load [Member] | C000226637
Average Annual Return [Line Items]
Average Annual Return, Percent			4.96%		(0.81%)
Without Sales Load [Member] | C000161884
Average Annual Return [Line Items]
Average Annual Return, Percent			(12.27%)					11.26%						12.97%
Without Sales Load [Member] | C000161885
Average Annual Return [Line Items]
Average Annual Return, Percent			(11.74%)					11.94%						13.61%
Without Sales Load [Member] | C000213666
Average Annual Return [Line Items]
Average Annual Return, Percent			(5.06%)					(7.90%)			(5.03%)
Without Sales Load [Member] | C000225736
Average Annual Return [Line Items]
Average Annual Return, Percent			(3.59%)				(6.82%)
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index TR
Average Annual Return, Percent			15.16%					16.64%					14.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index TR
Average Annual Return, Percent			15.16%					16.64%							13.65%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	2.68%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			14.48%					16.35%	13.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index TR
Average Annual Return, Percent	3.33%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index TR
Average Annual Return, Percent		7.21%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index TR
Average Annual Return, Percent			15.16%					16.64%		15.43%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index Net
Average Annual Return, Percent			16.17%	21.37%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.08%			(0.60%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.08%					(0.73%)					1.56%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.08%					(0.73%)							1.76%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index Net
Average Annual Return, Percent			16.17%					13.65%					11.42%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index Net
Average Annual Return, Percent			16.17%					13.65%							9.99%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index TR
Average Annual Return, Percent			15.16%					16.64%				15.55%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index TR
Average Annual Return, Percent			15.16%		11.85%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent			16.10%					18.36%						19.42%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent			16.10%					18.36%						19.42%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.08%					(0.73%)			0.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index TR
Average Annual Return, Percent			15.16%				13.92%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Target Risk Index
Average Annual Return, Percent			16.75%					12.51%					10.68%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Target Risk Index
Average Annual Return, Percent			16.75%					12.51%							9.40%
50/50 S&P 500/Bloomberg Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name			50/50 S&P 500/Bloomberg Aggregate Bond
Average Annual Return, Percent			10.72%					7.87%				8.02%